UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Dollar Money Market Fund, Inc.
July 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--19.4%	Principal Amount ($)	Value ($)

Allied Irish Banks N.A. Inc. (London)
5.30%, 8/23/07	10,000,000	10,000,000
Banca Monte dei Paschi di Siena SpA
5.33%, 9/6/07	25,000,000	25,000,000
DEPFA BANK PLC (Yankee)
5.32%, 10/19/07	30,000,000 a	30,000,000
HBOS Treasury Services PLC (London)
5.30%, 9/4/07	15,000,000	15,000,000
Mizuho Corporate Bank (Yankee)
5.32%, 9/6/07	25,000,000	25,000,000
Wilmington Trust Co., DE
5.35%, 1/9/08	30,000,000	30,000,266
Total Negotiable Bank Certificates of Deposit
(cost $135,000,266)		135,000,266
Commercial Paper--54.7%

ASB Finance Ltd.
5.33%, 8/6/07	16,645,000 a	16,632,979
Atlantis One Funding Corp.
5.31%, 10/18/07	30,000,000 a	29,663,950
BNP Paribas Finance Inc.
5.31%, 11/19/07	30,000,000	29,526,542
Citigroup Funding Inc.
5.32%, 10/22/07	25,000,000	24,701,042
Crown Point Capital Co. LLC
5.32%, 10/22/07	30,000,000 a	29,641,113
Daimler Chrysler Revolving Auto Conduit LLC
5.32%, 10/18/07	30,000,000	29,658,750
Deutsche Bank Financial LLC
5.32%, 8/1/07	30,000,000	30,000,000
FCAR Owner Trust, Ser. II
5.34%, 10/23/07	30,000,000	29,635,492
General Electric Co.
5.31%, 9/28/07	30,000,000	29,746,250
Harrier Finance Funding Ltd.
5.32%, 8/24/07	20,000,000 a	19,932,661
HSH Nordbank AG
5.32%, 9/28/07	20,000,000 a	19,830,511
HVB U.S. Finance Inc.
5.31%, 11/9/07	25,000,000	24,640,972
Scaldis Capital Ltd.
5.30%, 11/1/07	14,323,000 a	14,133,944
Sigma Finance Inc.
5.31%, 11/5/07	25,000,000 a	24,655,333
Societe Generale N.A. Inc.
5.31% - 5.32%, 10/22/07 - 11/5/07	30,000,000	29,614,196
Total Commercial Paper

(cost $382,013,735)		382,013,735
Corporate Notes--15.1%

Cullinan Finance Ltd.
5.32%, 3/27/08	30,000,000 a,b	29,998,025
Lehman Brothers Holdings Inc.
5.35%, 9/27/07	20,000,000 b	20,000,000
Links Finance LLC
5.33%, 10/25/07	25,000,000 a,b	24,999,418
Westpac Banking Corp.
5.31%, 8/16/07	30,000,000 b	30,000,000
Total Corporate Notes
(cost $104,997,443)		104,997,443
Short-Term Bank Notes--3.6%

Bank of America N.A.
5.31%, 10/12/07
(cost $25,000,000)	25,000,000	25,000,000
Time Deposits--3.1%

Key Bank U.S.A., N.A. (Grand Cayman)
5.28%, 8/1/07
(cost $21,500,000)	21,500,000	21,500,000
Repurchase Agreements--4.3%

Merrill Lynch & Co. Inc.
5.34%, dated 7/31/07, due 8/1/07 in the amount of
$30,004,450 (fully collateralized by $49,351,500
Corporate Bonds, 4.50%-5.50%, due 10/25/18-10/25/35,
value $30,901,220)
(cost $30,000,000)	30,000,000	30,000,000
Total Investments (cost $698,511,444)	100.2%	698,511,444
Liabilities, Less Cash and Receivables	(.2%)	(1,364,697)
Net Assets	100.0%	697,146,747

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $239,487,934 or 34.4% of net assets.
b Variable rate security--interest rate subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)